Note 6 - Related Party Transactions (Details Textual)												1 Months Ended				12 Months Ended
	Jan. 01, 2023 USD ($)	Apr. 18, 2022 USD ($)	Jan. 12, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 01, 2022 EUR (€)	Sep. 29, 2021 USD ($)	Jun. 04, 2021 USD ($) $ / shares shares	May 10, 2021 USD ($)	Jan. 07, 2018 USD ($)	Jan. 01, 2012 EUR (€)	Jan. 01, 2011	Jan. 31, 2023 USD ($)	Jan. 31, 2023 EUR (€)	Apr. 30, 2022	Feb. 28, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation				$ 770	€ 720					€ 685
Related Party Transaction, Agreement Term (Year)											5 years							5 years	5 years
Related Party Transaction, Discount Percentage on Daily Vessel Management Fee										5.00%
Related Party Transaction, Daily Vessel Management Fee per Vessel in Lay-up				$ 385	€ 360					€ 342.5
Foreign Currency Exchange Rate, Translation																		1.07
Due to Related Parties, Current, Total																		$ 0		$ 244,587
Due from Related Parties, Total																		2,416,180
Payments to Acquire Vessel																		37,786,324		36,823,327		$ 611,106
Proceeds from Related Party Debt																		0		6,000,000		0
Interest Expense, Related Party																		0		79,533		0
Gain (Loss) on Extinguishment of Debt, Total																		0		(1,647,654)		0
Share Price (in dollars per share) | $ / shares							$ 27.44
Repayments of Related Party Debt																		(0)		2,700,000		(0)
M/V Molyvos Luck [Member]
Payments to Acquire Vessel			$ 21,214,125
M/V Santa Cruz [Member]
Payments to Acquire Vessel		$ 15,754,264
Subsequent Event [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation												$ 415	€ 387.5			$ 829	€ 775
Eurobulk Ltd. [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel | €																					€ 685
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation																		770	€ 720
Eurobulk Ltd. [Member] | Vessel Management Fees [Member]
Related Party Transaction, Amounts of Transaction																		2,968,073		2,350,747		2,018,800
Eurobulk Ltd. [Member] | Annual Compensation [Member]
Related Party Transaction, Amounts of Transaction									$ 1,250,000
Eurobulk Ltd. [Member] | Additional Special Bonus [Member]
Related Party Transaction, Amounts of Transaction																		210,000		460,000
Eurobulk Ltd. [Member] | Executive Management Services [Member]
Related Party Transaction, Amounts of Transaction																		1,460,000		$ 1,710,000
Eurobulk Ltd. [Member] | Executive Management Services [Member] | Subsequent Event [Member]
Related Party Transaction, Amounts of Transaction	$ 1,350,000
Eurochart [Member] | M/V Molyvos Luck [Member]
Payments to Acquire Vessel															$ 210,000
Eurochart [Member] | M/V Santa Cruz [Member]
Related Party Transaction, Amounts of Transaction		$ 157,500
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction, Commission, Percentage																				1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Commission, Percentage																				1.25%	1.25%
Related Party Transaction, Expenses from Transactions with Related Party																		932,123		$ 856,334		294,933
Eurochart [Member] | Commission of Purchase Price Paid by Seller of Vessel [Member]
Related Party Transaction, Commission, Percentage																				1.00%	1.00%
Related Party Transaction, Expenses from Transactions with Related Party																				$ 365,000			$ 0
Eurochart [Member] | Commission In Connection With Sale of Vessel [Member]
Related Party Transaction, Commission, Percentage														1.00%
Related Party Transaction, Expenses from Transactions with Related Party																		96,750
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party																		69,205		$ 43,478		40,962
Related Party Transaction, Commission on Premium, Maximum, Percentage																				5.00%	5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party																		$ 138,397		$ 86,906		$ 81,947
Related Party Transaction, Amounts of Transaction per Crew Member per Month																				50
Ergina Shipping Ltd. [Member]
Proceeds from Related Party Debt								$ 6,000,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%
Interest Expense, Related Party																				$ 79,533
Debt Instrument, Convertible, Threshold Trading Days							15
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares							$ 18.30
Gain (Loss) on Extinguishment of Debt, Total							$ (1,647,654)
Repayments of Related Party Debt						$ 2,700,000
Ergina Shipping Ltd. [Member] | Loan Converted into Common Stock [Member]
Debt Conversion, Original Debt, Amount							$ 3,300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares							180,308